Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax reconciliation [line items]
Beginning balance		$ (52)	$ (61)
Group income statement		54	3
Assets of businesses acquired			2
Group statement of comprehensive income		15
Group statement of changes in equity		(1)
Exchange and other adjustments		2	4
Ending balance		18	(52)
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		(34)	(35)
Group income statement			1
Ending balance		(34)	(34)
Associates [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		(58)	(56)
Group income statement			(2)
Exchange and other adjustments		1
Ending balance		(57)	(58)
Losses [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		27	35
Group income statement		28	(9)
Group statement of comprehensive income		6
Exchange and other adjustments			1
Ending balance		61	27
Employee benefits [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		33	30
Group income statement			1
Group statement of comprehensive income		1	1
Group statement of changes in equity		(1)
Exchange and other adjustments		1	1
Ending balance		34	33
Deferred compensation [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		41	42
Group income statement		1	(1)
Ending balance		42	41
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	[1]	33	31
Group income statement	[1]	(19)	1
Assets of businesses acquired	[1]		2
Group statement of comprehensive income	[1]	8	(1)
Exchange and other adjustments	[1]	(2)
Ending balance	[1]	20	33
Property, plant, equipment and software [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		(119)	(120)
Group income statement		23
Exchange and other adjustments		1	1
Ending balance		(95)	(119)
Other intangibles [member]
Disclosure of income tax reconciliation [line items]
Beginning balance		(14)	(18)
Group income statement		14	3
Exchange and other adjustments			1
Ending balance		0	(14)
Application Fees [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance		43	43
Group income statement		(2)
Exchange and other adjustments		1
Ending balance		42	43
Credit Losses [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance		12	1
Group income statement		10	11
Ending balance		22	12
Contract Costs [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance		(16)	(14)
Group income statement		(1)	(2)
Ending balance		$ (17)	$ (16)

[1]	The above table has been re-presented in order to separately disclose the deferred tax on ‘deferred compensation’ and ‘credit losses’ (both previously disclosed in ‘other short-term temporary differences’), to disaggregate the deferred tax on ‘application fees’ and ‘contract costs’, to present deferred tax on share-based compensation within ‘employee benefits’ (previously disclosed within ‘other short-term temporary differences’) and to disclose deferred taxes on ‘contract assets’ within ‘other short-term temporary differences’ (previously disclosed within ‘Other intangible assets and contract assets’).